SUMMARY OF INCOME AND SHARE DATA USED IN THE BASIC AND DILUTED LOSS PER SHARE COMPUTATIONS (Details) - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022		Mar. 31, 2021
(Loss) attributable to equity holders of the company	$ (13,271,685)	$ (5,431,045)		$ (3,353,507)
Weighted average number of ordinary shares in issue	22,257,058	15,064,813		10,350,271
Basic loss per share	$ (0.61)	$ (0.36)	[1]	$ (0.32)	[1]
Dilutive loss per share	$ (0.61)	$ (0.36)		$ (0.32)

[1]	Refer to Note 2A and 18A